Warrants - Disclosure of Movement in Warrant Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Current derivative financial liabilities at beginning of period	€ 30,979	€ 0	€ 0
Issuance of warrants	0	20,196	0
Exercises of warrants	0	(73)	0
Change in fair value of warrants	(18,928)	10,856	0
Current derivative financial liabilities at end of period	€ 12,051	€ 30,979	€ 0